Employee Benefit Plans (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Employee Benefit Plans [Abstract]
Employee group contributed and accrued	¥ 131,228	¥ 131,385	¥ 118,837